Note 6 - Operating Profit - Charges to Operating Profit (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Statement Line Items [Line Items]
Amortization of intangible assets	$ 840	$ 548
Depreciation of property, plant and equipment	420	103
Operating lease costs – land and buildings	304	174
Gain/(loss) on foreign exchange	59
Auditors’ remuneration – audit fees	414	246
Auditors’ remuneration – audit related services		57
Auditors’ remuneration – tax services	13
Directors emoluments	1,131	1,705
Gain/(loss) on disposal of assets	$ 1,356